SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	Feb. 22, 2022 R / shares	Feb. 22, 2022 R / shares $ / shares	Sep. 10, 2021 $ / shares	Aug. 06, 2021 $ / shares	Mar. 26, 2021 $ / shares	Feb. 22, 2021 R / shares	Feb. 21, 2020 R / shares	Feb. 21, 2020 $ / shares	Feb. 19, 2019 R / shares	Feb. 19, 2019 $ / shares	Jan. 18, 2022 $ / shares	Jan. 18, 2022 USD ($)	Jan. 17, 2022
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (ZAR/USD per share) | (per share)			$ 0.06	$ 0.87	$ 0.48	R 7.05	R 1.65	$ 0.09	R 0.95	$ 0.07
Major purchases of assets | Corvus Gold Inc.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired												80.50%
Consideration transferred per share (in USD per share) | $ / shares											$ 4.10
Consideration transferred												$ 445
Non-cash consideration												80
Percentage of ownership interest held before acquisition													19.50%
Foreign exchange rate | $ / shares											1.26
Cash consideration transferred												$ 365
Declaration of dividends
Disclosure of non-adjusting events after reporting period [line items]
Foreign exchange rate | R / shares	15.50	15.50
Dividends declared (ZAR/USD per share) | (per share)	R 2.17	$ 0.14